Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 30, 2026	Jan. 31, 2025	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain of our financial performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis.”
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Todd J. Vasos ($)	Summary Compensation Table Total for Former CEO Jeffery C. Owen ($)	Compensation Actually Paid to CEO Todd J. Vasos ($)(1)	Compensation Actually Paid to Former CEO Jeffery C. Owen ($)(1)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)(5)	Adjusted EBIT ($)(6)
2025	8,163,197	—	19,500,388	—	7,441,208	11,382,792	79.72	208.90	1,512,311	2,486,710
2024	2,152,357	—	(5,684,648)	—	3,008,473	657,061	38.63	189.66	1,125,253	1,863,111
2023	8,980,117	6,912,197	(2,056,638)	(24,320)	2,255,670	(464,265)	72.32	136.08	1,661,274	2,597,313
2022	15,621,406	12,032,684	34,630,029	15,272,360	3,512,266	6,376,349	119.20	120.37	2,415,989	3,590,529
2021	16,618,873	—	30,774,890	—	3,891,597	6,426,452	105.81	118.71	2,399,232	3,455,592
(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2025	1,608,395	—	—	6,020,167	534,635	8,163,197	—	11,337,192	19,500,388
2024	1,400,054	—	—	214,849	537,454	2,152,357	—	(7,837,005)	(5,684,648)
2023	652,461	—	7,952,550	—	375,106	8,980,117	(7,952,550)	(3,084,205)	(2,056,638)
2022	1,391,720	—	11,517,337	2,520,000	192,349	15,621,406	(11,517,337)	30,525,960	34,630,029
2021	1,350,052	—	10,418,597	4,544,529	305,695	16,618,873	(10,418,597)	24,574,614	30,774,890
Former CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	792,439	—	6,030,777	—	88,981	6,912,197	(6,030,777)	(905,740)	(24,320)
2022	962,310	—	9,629,223	1,344,299	96,852	12,032,684	(9,629,223)	12,868,899	15,272,360
Average Non-CEO Named Executive Officers Summary Compensation Table Total to Compensation Actually Paid (all amounts are averaged for each component of each relative year):
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2025	616,335	150,000	5,649,958	618,657	406,257	7,441,208	(5,649,958)	9,591,542	11,382,792
2024	755,393	—	2,098,180	58,235	96,666	3,008,473	(2,098,180)	(253,232)	657,061
2023	564,873	—	1,267,919	—	422,879	2,255,670	(1,267,919)	(1,452,017)	(464,265)
2022	711,643	—	2,004,911	675,264	120,448	3,512,266	(2,004,911)	4,868,994	6,376,349
2021	718,426	—	1,740,541	1,340,080	92,551	3,891,597	(1,740,541)	4,275,396	6,426,452
(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2025	—	11,242,500	94,692	11,337,192
2024	—	(9,971,297)	2,134,292	(7,837,005)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2025	8,838,276	669,486	83,780	9,591,542
2024	158,419	(613,214)	201,564	(253,232)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396
(2)
Named executive officers (other than the CEO) for each fiscal year are:

2025 Other Named Executive Officers	2024 Other Named Executive Officers	2023 Other Named Executive Officers	2022 Other Named Executive Officers	2021 Other Named Executive Officers
Donny H. Lau, Executive Vice President & Chief Financial Officer	Kelly M. Dilts, Executive Vice President & Chief Financial Officer	Kelly M. Dilts, Executive Vice President & Chief Financial Officer	John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
Kelly M. Dilts, Former Executive Vice President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	John W. Garratt, Former President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer
Emily C. Taylor, Chief Operating Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel
Rhonda M. Taylor, Executive Vice President & General Counsel	Steven R. Deckard, Executive Vice President, Strategy & Development	Rhonda M. Taylor, Executive Vice President & General Counsel	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Carman R. Wenkoff, Executive Vice President & Chief Information Officer		Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Steven R. Deckard, Former Executive Vice President, Strategy & Development		Antonio Zuazo, Former Executive Vice President, Global Supply Chain
(3)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Staples Distribution & Retail Index.
(5)
The dollar amounts reported represent the amount of net income (in thousands) reflected in our audited financial statements for the applicable year.

(6)
The dollar amounts reported are shown in thousands. Adjusted EBIT is defined in “Compensation Discussion and Analysis—Elements of Named Executive Officer Compensation—Short-Term Cash Incentive Plan—2025 Teamshare Structure.” All amounts for prior years have been calculated using this Adjusted EBIT definition. While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(2)
Named executive officers (other than the CEO) for each fiscal year are:

2025 Other Named Executive Officers	2024 Other Named Executive Officers	2023 Other Named Executive Officers	2022 Other Named Executive Officers	2021 Other Named Executive Officers
Donny H. Lau, Executive Vice President & Chief Financial Officer	Kelly M. Dilts, Executive Vice President & Chief Financial Officer	Kelly M. Dilts, Executive Vice President & Chief Financial Officer	John W. Garratt, President & Chief Financial Officer	John W. Garratt, Executive Vice President & Chief Financial Officer
Kelly M. Dilts, Former Executive Vice President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	John W. Garratt, Former President & Chief Financial Officer	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Jeffery C. Owen, Chief Operating Officer
Emily C. Taylor, Chief Operating Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Emily C. Taylor, Executive Vice President & Chief Merchandising Officer	Rhonda M. Taylor, Executive Vice President & General Counsel	Rhonda M. Taylor, Executive Vice President & General Counsel
Rhonda M. Taylor, Executive Vice President & General Counsel	Steven R. Deckard, Executive Vice President, Strategy & Development	Rhonda M. Taylor, Executive Vice President & General Counsel	Carman R. Wenkoff, Executive Vice President & Chief Information Officer	Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Carman R. Wenkoff, Executive Vice President & Chief Information Officer		Carman R. Wenkoff, Executive Vice President & Chief Information Officer
Steven R. Deckard, Former Executive Vice President, Strategy & Development		Antonio Zuazo, Former Executive Vice President, Global Supply Chain

Peer Group Issuers, Footnote
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Staples Distribution & Retail Index.

Adjustment To PEO Compensation, Footnote
(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

CEO (Vasos) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2025	1,608,395	—	—	6,020,167	534,635	8,163,197	—	11,337,192	19,500,388
2024	1,400,054	—	—	214,849	537,454	2,152,357	—	(7,837,005)	(5,684,648)
2023	652,461	—	7,952,550	—	375,106	8,980,117	(7,952,550)	(3,084,205)	(2,056,638)
2022	1,391,720	—	11,517,337	2,520,000	192,349	15,621,406	(11,517,337)	30,525,960	34,630,029
2021	1,350,052	—	10,418,597	4,544,529	305,695	16,618,873	(10,418,597)	24,574,614	30,774,890
Former CEO (Owen) Summary Compensation Table Total to Compensation Actually Paid:
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2023	792,439	—	6,030,777	—	88,981	6,912,197	(6,030,777)	(905,740)	(24,320)
2022	962,310	—	9,629,223	1,344,299	96,852	12,032,684	(9,629,223)	12,868,899	15,272,360
(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2025	—	11,242,500	94,692	11,337,192
2024	—	(9,971,297)	2,134,292	(7,837,005)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899

Non-PEO NEO Average Total Compensation Amount	$ 7,441,208	$ 3,008,473	$ 2,255,670	$ 3,512,266	$ 3,891,597
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,382,792	657,061	(464,265)	6,376,349	6,426,452
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation Actually Paid reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity award valuations used in these calculations are consistent with, and do not materially differ from, the Company’s practice of equity award valuation at grant date. For the PSUs tied to adjusted ROIC performance, change in fair value is based on the Company’s estimate of the probable outcome of the adjusted ROIC performance goal for the relevant performance period as of the last day of the relevant fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Messrs. Vasos or Owen or the actual average amount of compensation earned by or paid to our other named executive officers as a group during the applicable year. To calculate Compensation Actually Paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Average Non-CEO Named Executive Officers Summary Compensation Table Total to Compensation Actually Paid (all amounts are averaged for each component of each relative year):
Year	Salary ($)	Bonus ($)	Stock and Option Awards ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)(a)	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)(b)	Additions to Summary Compensation Table Total ($)(c)	Compensation Actually Paid ($)
2025	616,335	150,000	5,649,958	618,657	406,257	7,441,208	(5,649,958)	9,591,542	11,382,792
2024	755,393	—	2,098,180	58,235	96,666	3,008,473	(2,098,180)	(253,232)	657,061
2023	564,873	—	1,267,919	—	422,879	2,255,670	(1,267,919)	(1,452,017)	(464,265)
2022	711,643	—	2,004,911	675,264	120,448	3,512,266	(2,004,911)	4,868,994	6,376,349
2021	718,426	—	1,740,541	1,340,080	92,551	3,891,597	(1,740,541)	4,275,396	6,426,452
(a)
Reflects “All Other Compensation” reported in the Summary Compensation Table for each year shown.

(b)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table, therefore a deduction from the Summary Compensation Table total related to pension value was not required.

(c)
Reflects the value of equity calculated in accordance with the SEC’s methodology for determining Compensation Actually Paid for each year shown.
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2025	8,838,276	669,486	83,780	9,591,542
2024	158,419	(613,214)	201,564	(253,232)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay for performance philosophy. The financial metrics that the CHCM Committee selects for both our short-term cash incentive plan and our long-term equity incentive program are selected in order to fulfill our pay for performance philosophy and to align the interests of our named executive officers and our shareholders. Our most important financial performance measures for linking executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:
Adjusted EBIT
Net Sales
Adjusted EBITDA
Adjusted ROIC
Adjusted EBIT, Net Sales, adjusted EBITDA, and adjusted ROIC are defined in the discussions of the 2025 Teamshare structure, the 2025 annual equity award structure and the completed 2023-2025 performance period with respect to the 2023 PSU awards, as applicable, all of which can be found under “Elements of Named Executive Officer Compensation” within “Compensation Discussion and Analysis” above.

Total Shareholder Return Amount	$ 79.72	38.63	72.32	119.2	105.81
Peer Group Total Shareholder Return Amount	208.9	189.66	136.08	120.37	118.71
Net Income (Loss)	$ 1,512,311,000	$ 1,125,253,000	$ 1,661,274,000	$ 2,415,989,000	$ 2,399,232,000
Company Selected Measure Amount	2,486,710,000	1,863,111,000	2,597,313,000	3,590,529,000	3,455,592,000
PEO Name	Todd J. Vasos
Equity Awards Adjustments, Footnote
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Vasos’s Compensation Actually Paid for the periods indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2025	—	11,242,500	94,692	11,337,192
2024	—	(9,971,297)	2,134,292	(7,837,005)
2023	12,092,500	(11,953,353)	(3,223,353)	(3,084,205)
2022	18,548,895	7,315,148	4,661,916	30,525,960
2021	20,063,063	2,900,588	1,610,963	24,574,614
The following table includes supplemental data for the calculation resulting in the equity component of Mr. Owen’s Compensation Actually Paid for the period indicated:
Year	Addition of Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Addition of Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Equity Value Included in Compensation Actually Paid ($)
2023	—	—	(905,740)	(905,740)
2022	10,142,910	1,682,984	1,043,005	12,868,899
The following table includes supplemental data for the calculation resulting in the equity component of the non-CEO named executive officers’ average Compensation Actually Paid for the periods indicated:
Year	Additions of Average Fair Value of Current Year Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year End ($)	Additions of Average Change in Fair Value of Prior Years’ Equity Awards That Vested in Fiscal Year ($)	Average Equity Value Included in Compensation Actually Paid ($)
2025	8,838,276	669,486	83,780	9,591,542
2024	158,419	(613,214)	201,564	(253,232)
2023	353,167	(1,418,895)	(386,289)	(1,452,017)
2022	3,168,564	1,048,097	652,334	4,868,994
2021	3,351,740	535,079	388,578	4,275,396

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(6)
The dollar amounts reported are shown in thousands. Adjusted EBIT is defined in “Compensation Discussion and Analysis—Elements of Named Executive Officer Compensation—Short-Term Cash Incentive Plan—2025 Teamshare Structure.” All amounts for prior years have been calculated using this Adjusted EBIT definition. While we use several financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBIT, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC
Todd J. Vasos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,163,197	$ 2,152,357	$ 8,980,117	$ 15,621,406	$ 16,618,873
PEO Actually Paid Compensation Amount	19,500,388	(5,684,648)	(2,056,638)	34,630,029	30,774,890
Jeffery C. Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,912,197	12,032,684
PEO Actually Paid Compensation Amount			(24,320)	15,272,360
PEO [Member] | Todd J. Vasos [Member]
Pay vs Performance Disclosure
Salary	1,608,395	1,400,054	652,461	1,391,720	1,350,052
Bonus
Equity Awards			7,952,550	11,517,337	10,418,597
Non-Equity Incentive Plan Compensation	6,020,167	214,849		2,520,000	4,544,529
All Other Compensation	534,635	537,454	375,106	192,349	305,695
PEO [Member] | Todd J. Vasos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,952,550)	(11,517,337)	(10,418,597)
PEO [Member] | Todd J. Vasos [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,337,192	(7,837,005)	(3,084,205)	30,525,960	24,574,614
PEO [Member] | Todd J. Vasos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,092,500	18,548,895	20,063,063
PEO [Member] | Todd J. Vasos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,242,500	(9,971,297)	(11,953,353)	7,315,148	2,900,588
PEO [Member] | Todd J. Vasos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,692	2,134,292	(3,223,353)	4,661,916	1,610,963
PEO [Member] | Jeffery C. Owen [Member]
Pay vs Performance Disclosure
Salary			792,439	962,310
Bonus
Equity Awards			6,030,777	9,629,223
Non-Equity Incentive Plan Compensation				1,344,299
All Other Compensation			88,981	96,852
PEO [Member] | Jeffery C. Owen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,030,777)	(9,629,223)
PEO [Member] | Jeffery C. Owen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(905,740)	12,868,899
PEO [Member] | Jeffery C. Owen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,142,910
PEO [Member] | Jeffery C. Owen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,682,984
PEO [Member] | Jeffery C. Owen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(905,740)	1,043,005
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	616,335	755,393	564,873	711,643	718,426
Bonus	150,000
Equity Awards	5,649,958	2,098,180	1,267,919	2,004,911	1,740,541
Non-Equity Incentive Plan Compensation	618,657	58,235		675,264	1,340,080
All Other Compensation	406,257	96,666	422,879	120,448	92,551
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,649,958)	(2,098,180)	(1,267,919)	(2,004,911)	(1,740,541)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,591,542	(253,232)	(1,452,017)	4,868,994	4,275,396
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,838,276	158,419	353,167	3,168,564	3,351,740
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,486	(613,214)	(1,418,895)	1,048,097	535,079
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 83,780	$ 201,564	$ (386,289)	$ 652,334	$ 388,578